Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt [Abstract]
Secured and Unsecured portion of Debt
	December 31,
	2011	2012
Secured bank debt:
(a)ABN AMRO Bank	$96,150,000	$88,450,000
(b)Unicredit Bank	28,500,000	25,500,000
(c)Credit Suisse	42,100,000	38,300,000
(d)Commerzbank	29,450,000	26,250,000
(e)ABN AMRO Bank	-	23,750,000
Unsecured debt:
(f)Paragon Shipping Inc., a related party	15,000,000	14,000,000
Total	$211,200,000	$216,250,000

Current and Non-current portion of Debt
Presented as follows:
Current portion of long-term debt	$17,700,000	$22,700,000
Loan due to a related party	-	14,000,000
Long-term debt	193,500,000	179,550,000
Total	$211,200,000	$216,250,000

Minimum annual principal payments
During the year ending December 31,:
2013	$36,700,000
2014	22,700,000
2015	31,450,000
2016	17,700,000
2017	97,450,000
Thereafter	10,250,000
Total	$216,250,000